UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Horizon Investment Services
Address: 7412 Calumet Avenue

         Hammond, IN  46324

13F File Number:  28-12835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Hathoot
Title:     Chief Compliance Officer
Phone:     219-852-3215

Signature, Place, and Date of Signing:

     Thomas J. Hathoot     Hammond, IN     March 14, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     55

Form13F Information Table Value Total:     $124,058 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      578    10985          SOLE                     8915        0     2070
AEROPOSTALE                    COM              007865108      964    33465          SOLE                    26033        0     7432
AFLAC INC                      COM              001055102     3593    66189          SOLE                    51260        0    14929
AMERICAN ITALIAN PASTA CO      CL A             027070101      279     7180          SOLE                     5330        0     1850
AMERICAN MED SYS HLDGS INC     COM              02744M108      630    33910          SOLE                    22550        0    11360
AMERISOURCEBERGEN CORP         COM              03073E105     3596   124363          SOLE                    96445        0    27918
APAC CUSTOMER SERVICES INC     COM              00185E106     1528   265905          SOLE                   214345        0    51560
BMC SOFTWARE INC               COM              055921100     2653    69820          SOLE                    54255        0    15565
CA INC                         COM              12673P105     2083    88779          SOLE                    70291        0    18488
CANTEL MEDICAL CORP            COM              138098108     2067   104181          SOLE                    83970        0    20211
CATALYST HEALTH SOLUTIONS IN   COM              14888B103     2710    65497          SOLE                    50422        0    15075
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     3755    73667          SOLE                    56012        0    17655
COMCAST CORP NEW               CL A             20030N101     2400   127493          SOLE                   101375        0    26118
CVS CAREMARK CORPORATION       COM              126650100     2332    63797          SOLE                    50338        0    13459
DESCARTES SYS GROUP INC        COM              249906108     1714   266230          SOLE                   211030        0    55200
DIRECTV                        COM CL A         25490A101     3376    99865          SOLE                    77990        0    21875
DOLBY LABORATORIES INC         COM              25659T107     3190    54384          SOLE                    41699        0    12685
EBIX INC                       COM NEW          278715206     1969   123415          SOLE                    96745        0    26670
EXXON MOBIL CORP               COM              30231G102      279     4169          SOLE                     4169        0        0
EZCORP INC                     CL A NON VTG     302301106     2535   123080          SOLE                    96290        0    26790
GAMESTOP CORP NEW              CL A             36467W109     1014    46315          SOLE                    35405        0    10910
GENERAL DYNAMICS CORP          COM              369550108     2458    31845          SOLE                    25281        0     6564
GENERAL MLS INC                COM              370334104     2364    33407          SOLE                    26580        0     6827
HEWLETT PACKARD CO             COM              428236103     3051    57414          SOLE                    44825        0    12588
HOSPIRA INC                    COM              441060100     3154    55680          SOLE                    42620        0    13060
INTERNATIONAL BUSINESS MACHS   COM              459200101     3837    29921          SOLE                    23506        0     6415
ISHARES TR                     BARCLYS INTER CR 464288638     5267    50636          SOLE                    38670        0    11966
ISHARES TR                     BARCLYS 1-3YR CR 464288646     5613    53667          SOLE                    41583        0    12084
ISHARES TR INDEX               IBOXX INV CPBD   464287242     1481    14005          SOLE                     9910        0     4095
JOHNSON & JOHNSON              COM              478160104      560     8600          SOLE                     6935        0     1665
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     1804    23840          SOLE                    18775        0     5065
LANCASTER COLONY CORP          COM              513847103     2283    38735          SOLE                    29990        0     8745
LINCOLN EDL SVCS CORP          COM              533535100     2026    80080          SOLE                    63105        0    16975
MANTECH INTL CORP              CL A             564563104     2031    41610          SOLE                    33330        0     8280
MEDNAX INC                     COM              58502B106     1844    31705          SOLE                    24760        0     6945
NATIONAL OILWELL VARCO INC     COM              637071101     1809    44585          SOLE                    35582        0     9003
NII HLDGS INC                  CL B NEW         62913F201     2632    63152          SOLE                    49142        0    14010
ODYSSEY HEALTHCARE INC         COM              67611V101      260    14367          SOLE                    10767        0     3600
ORACLE CORP                    COM              68389X105     2935   114175          SOLE                    86789        0    27386
PHILIP MORRIS INTL INC         COM              718172109      336     6446          SOLE                     6236        0      210
RAYTHEON CO                    COM NEW          755111507     3081    53940          SOLE                    42410        0    11530
RESEARCH IN MOTION LTD         COM              760975102     2360    31905          SOLE                    24925        0     6980
ROGERS COMMUNICATIONS INC      CL B             775109200     1504    44095          SOLE                    37540        0     6555
ROSS STORES INC                COM              778296103     2466    46132          SOLE                    36117        0    10015
STRYKER CORP                   COM              863667101     2387    41720          SOLE                    32933        0     8787
SYBASE INC                     COM              871130100     3228    69256          SOLE                    53696        0    15560
TRACTOR SUPPLY CO              COM              892356106     1881    32412          SOLE                    25750        0     6662
TRANSOCEAN LTD                 REG SHS          H8817H100     2232    25849          SOLE                    20174        0     5675
TRAVELERS COMPANIES INC        COM              89417E109     3322    61602          SOLE                    49120        0    12482
U S PHYSICAL THERAPY INC       COM              90337L108      326    18775          SOLE                    12175        0     6600
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     3591    44893          SOLE                    38619        0     6274
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835     2819    35593          SOLE                    30251        0     5342
VARIAN MED SYS INC             COM              92220P105     3971    71780          SOLE                    55590        0    16190
WAL MART STORES INC            COM              931142103      221     3990          SOLE                     3340        0      650
WORLD ACCEP CORP DEL           COM              981419104     1679    46550          SOLE                    36680        0     9870